Income Taxes - Schedule of Reconciliation of Difference Between Benefit for Income Taxes and Income Taxes at Statutory U.S. Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal statutory rate	21.00%	21.00%
Change in valuation allowance	(28.52%)	(30.44%)
Return to provision and deferred true-up		0.38%
Change in rate	(0.33%)	0.03%
State tax benefit (net of federal)	3.39%	4.35%
Warrant liability	1.71%	2.02%
State research and development credit	0.09%	0.22%
Federal research and development credit	1.44%	3.30%
Amortization	(0.29%)
Stock-based compensation	(1.10%)	(0.63%)
Other	2.70%	(0.01%)
Federal income tax provision effective rate	0.09%	0.22%